Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	May 01, 2012
Acquisitions [Abstract]
Property, plant and equipment, net	$ 119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651
Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497
Net assets acquired	$ 102,154